Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 24,927	€ 3,632
Ending balance	67,565	24,927	€ 3,632
Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	35,099	11,832	16,082
Additions	48,793	23,300	3,325
Sales and disposals	(17)	(64)	(7,650)
Reclassifications to assets held for sale	(197)
Translation differences	(144)	31	74
Ending balance	83,534	35,099	11,832
Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(10,173)	(8,200)	(13,587)
Amortization	6,130	2,006	1,107
Impairment			1,083
Sales and disposals	17	63	7,650
Reclassifications to assets held for sale	176
Translation differences	(142)	31	74
Ending balance	(15,968)	(10,173)	(8,200)
Software and databases
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,507	1,862
Ending balance	13,683	6,507	1,862
Software and databases | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	14,541	9,111	7,496
Additions	9,494	5,463	1,561
Sales and disposals	(17)	(64)	(20)
Reclassifications to assets held for sale	(159)
Translation differences	(143)	31	74
Ending balance	23,717	14,541	9,111
Software and databases | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(8,034)	(7,250)	(6,514)
Amortization	2,303	816	681
Sales and disposals	17	63	20
Reclassifications to assets held for sale	143
Translation differences	(142)	31	74
Ending balance	(10,034)	(8,034)	(7,250)
Brands, licenses, patents and know-how
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,546	1,771
Ending balance	40,549	3,546	1,771
Brands, licenses, patents and know-how | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,172	2,719	8,586
Additions	39,299	2,453	1,763
Sales and disposals			(7,630)
Reclassifications to assets held for sale	(38)
Translation differences	(1)
Ending balance	44,432	5,172	2,719
Brands, licenses, patents and know-how | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,626)	(949)	(7,070)
Amortization	2,289	678	426
Impairment			1,083
Sales and disposals			7,630
Reclassifications to assets held for sale	33
Ending balance	(3,883)	(1,626)	(949)
Contract costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	14,872	0
Ending balance	13,334	14,872	0
Contract costs | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,384	0	0
Additions		15,384
Ending balance	15,384	15,384	0
Contract costs | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(512)	0	0
Amortization	1,538	512
Ending balance	€ (2,050)	€ (512)	€ 0